Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Stock Option Activity

A summary of stock option activity during the three years in the period ended December 31, 2018 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2016	1,130,869	$7.29	$1.68
Granted	3,070,000	$5.87	$1.18
Exercised	(471,869)	$6.97	$1.31
Expired	(535,000)	$6.62	$1.49
Outstanding and exercisable at December 31, 2016	3,194,000	$6.08	$1.28
Granted	875,000	$11.10	$0.95
Exercised	(1,104,500)	$6.25	$0.91
Expired	(732,100)	$7.42	$1.11
Outstanding and exercisable at December 31, 2017	2,232,400	$7.52	$1.40
Granted	1,590,000	$13.02	$2.01
Exercised	(635,800)	$6.22	$1.11
Expired	(1,079,600)	$13.25	$1.64
Outstanding and exercisable at December 31, 2018	2,107,000	$9.13	$1.82

Option Outstanding and Exercisable by Company	Details of the options outstanding and exercisable at December 31, 2018 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2015
110,000	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	22.0
In 2016
280,000	vested in January 2019	$6.22	January 1, 2019 to December 31, 2019	12.0
280,000	vested in January 2020	$6.22	January 1, 2020 to December 31, 2020	24.0
186,000	vested in January 2019	$5.41	January 1, 2019 to December 31, 2019	12.0
186,000	vested in January 2020	$5.41	January 1, 2020 to December 31, 2020	24.0
In 2017
15,000	vested in January 2019	$7.10	January 1, 2019 to December 31, 2019	12.0
15,000	vested in January 2020	$7.10	January 1, 2020 to December 31, 2020	24.0
15,000	vested in January 2021	$7.10	January 1, 2021 to December 31, 2021	36.0
100,000	vested in January 2019	$7.95	January 1, 2019 to December 31, 2019	12.0
100,000	vested in January 2020	$7.95	January 1, 2020 to December 31, 2020	24.0
100,000	vested in January 2019	$15.00	January 1, 2019 to December 31, 2019	12.0
100,000	vested in January 2020	$15.00	January 1, 2020 to December 31, 2020	24.0
In 2018
440,000	vested in January 2019	$13.30	January 1, 2019 to December 31, 2019	12.0
60,000	vested in January 2019	$12.20	January 1, 2019 to December 31, 2019	12.0
60,000	vested in January 2020	$12.20	January 1, 2020 to December 31, 2020	24.0
30,000	vested in January 2019	$10.55	January 1, 2019 to December 31, 2019	12.0
30,000	vested in January 2020	$10.55	January 1, 2020 to December 31, 2020	24.0

Weighted Average Fair Value Options Granted, Assumptions	The weighted average fair value of options granted during 2016, 2017 and 2018 was $1.18, $0.95 and $2.01, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2016	2017	2018
Risk-free interest rate	0.50% to 1.24%	0.98% to 2.02%	1.80% to 2.78%
Expected life	1 years to 5 years	0.67 years to 4.83 years	0.42 years to 2.58 years
Expected volatility	34.64% to 50.61%	31.37% to 49.63%	20.53% to 35.40%
Expected dividend yield	1.31% to 1.48%	2.26% to 2.54%	2.11% to 2.65%